Earnings per share - Computation of Outstanding Shares For Basic EPS (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	215,543,739	250,347,345	250,347,345
Treasury shares (in shares)	(13,050,571)	(4,416,070)	(4,951,897)
Ordinary shares outstanding (in shares)	202,493,168	245,931,275	245,395,448
Shares of unvested restricted stock (in shares)	(4,561,249)	(4,837,602)	(5,822,811)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	197,931,919	241,093,673	239,572,637